Deferred Taxation - Recognised and unrecognised amounts in deferred tax assets (Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 3,385	$ 3,102
Unrecognised deferred tax assets	3,841	3,162
Realised or unrealised capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 551	491
Deferred tax loss recovery period	1 year
Unrecognised deferred tax assets	$ 720	695
Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	974	704
Unrecognised deferred tax assets	540	721
Mongolia | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 292	$ 130
Deferred tax loss recovery period	8 years